Vessels, Port Terminals and Other Fixed Assets	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Text Block]
NOTE 7: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, port terminals and other fixed assets, net consist of the following:

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2008	$31,868	$(3,059)	$28,809
Additions	2,958	(987)	1,971
Balance December 31, 2009	$34,826	$(4,046)	$30,780
Additions	4,675	(1,048)	3,627
Balance December 31, 2010	$39,501	$(5,094)	$34,407
Additions	8,577	(1,222)	7,355
Disposals	(152)	103	(49)
Balance December 31, 2011	$47,926	$(6,213)	$41,713

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2008	$12,557	$(820)	$11,737
Additions	87	(1,257)	(1,170)
Transfers from tankers vessels, barges and pushboats	12,659	(437)	12,222
Balance December 31, 2009	$25,303	$(2,514)	$22,789
Additions	454	(1,423)	(969)
Balance December 31, 2010	$25,757	$(3,937)	$21,820
Additions	653	(1,316)	(663)
Balance December 31, 2011	$26,410	$(5,253)	$21,157

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2008	$200,655	$(12,864)	$187,791
Additions	29,129	(15,574)	13,555
Acquisition of subsidiary (Hidronave, see Note 3)	1,700	—	1,700
Transfers to oil storage plant and port facilities for liquid cargoes	(12,659)	437	(12,222)
Disposals	(392)	250	(142)
Balance December 31, 2009	$218,433	$(27,751)	$190,682
Additions	60,471	(14,933)	45,538
Disposals	(67)	47	(20)
Balance December 31, 2010	$278,837	$(42,637)	$236,200
Additions	62,153	(15,380)	46,773
Balance December 31, 2011	$340,990	$(58,017)	$282,973

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2008	$2,607	$(153)	$2,454
Additions	505	(202)	303
Disposals	(322)	193	(129)
Balance December 31, 2009	$2,790	$(162)	$2,628
Additions	1,443	(325)	1,118
Disposals	(94)	54	(40)
Balance December 31, 2010	$4,139	$(433)	$3,706
Additions	801	(262)	539
Balance December 31, 2011	$4,940	$(695)	$4,245

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2008	$247,687	$(16,896)	$230,791
Additions	32,679	(18,020)	14,659
Acquisition of subsidiary (Hidronave, see Note 3)	1,700	—	1,700
Disposals	(714)	443	(271)
Balance December 31, 2009	$281,352	$(34,473)	$246,879
Additions	67,043	(17,729)	49,314
Disposals	(161)	101	(60)
Balance December 31, 2010	$348,234	$(52,101)	$296,133
Additions	72,184	(18,180)	54,004
Disposals	(152)	103	(49)
Balance December 31, 2011	$420,266	$(70,178)	$350,088

As indicated in Note 10, certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2011 and 2010, the net book value of such assets was $1,203 and $45,568, respectively.

During the first quarter of 2010, Navios Logistics began the construction of a grain drying and conditioning facility at its dry port facility in Nueva Palmira, Uruguay. The facility, which has been operational since May 16, 2011, has been financed entirely with funds provided by Navios Logistics' dry port operations. For the construction of the facility, Navios Logistics paid $848 during the year ended December 31, 2011 and $3,043 during the year ended December 31, 2010.

In June 2009 and February 2010, the Company took delivery of two product tankers, the Makenita H and the Sara H, respectively. The purchase price of the vessels (including direct costs) amounted to approximately $25,207 and $17,981, respectively (see Note 10).

In June 2010, Navios Logistics entered into long-term bareboat agreements for two new product tankers, the Stavroula and the San San H, each with a capacity of 16,871 dwt. The San San H and the Stavroula were delivered in June and July 2010, respectively. Both tankers are chartered-in for a two-year period, and Navios Logistics has the obligation to purchase the vessels immediately upon the expiration of their respective charter periods. The purchase price of the vessels (including direct costs) amounted to approximately $19,643 and $17,904, respectively. As of December 31, 2011, the obligations for these vessels were accounted for as capital leases and the lease payments during 2011 for both vessels were $1,040 (2010: $1,771).
During 2011, Navios Logistics used a portion of the proceeds from the Senior Notes to pay $10,819 for the acquisition of two pushboats named William Hank and Lonny Fugate and another $6,360 for the acquisition of a pushboat named WW Dyer. Additionally, Navios Logistics used a portion of such proceeds to pay $19,836 for the acquisition of 66 dry barges, $17,635 relating to transportation and other related costs associated with the acquired pushboats and barges, and $4,304 for the acquisition of a floating drydock facility.
Additionally, during 2011, Navios Logistics performed some improvements relating to its vessels, the Malva H, the Estefania H and the San San H (formerly known as the Jiujiang), amounting to $44, $611 and $1,070, respectively.
           Following the acquisition of two pieces of land for $987 in 2010, in September 2011, Navios Logistics paid a total of $389 for the acquisition of a third piece of land. All of these pieces of land are located at the south of the Nueva Palmira Free Zone and were acquired as part of a project to develop a new transshipment facility for mineral ores and liquid bulks.
           During 2011, Navios Logistics commenced also the construction of a new silo at its dry port facility in Nueva Palmira, Uruguay. The silo has been operational since April 2012. As of December 31, 2011, Navios Logistics had paid $6,363 for the silo construction.

The following is an analysis of the leased property under capital leases:
Vessels	December 31, 2011
San San H and Stavroula	$37,477
Less: Accumulated amortization	(905)
Net book value	$36,572

Future minimum lease payments under capital lease together with the present value of the future minimum lease payments as of December 31, 2011, are as follows:

Payment Due by Period	December 31, 2011
2012	$31,905
Total future minimum lease payments (1)	31,905
Less: amount representing interest (2)	(684)
Present value of future minimum lease payments (3)	$31,221
(1)	There are no minimum sublease rentals to be reduced by minimum payments.

(2)	Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.

(3)	Reflected in the balance sheet as current obligations under capital leases of $31,221.